Investments in Associates and Joint Ventures - Summary of Financial Information on Investment in Associates (Detail) - JPY (¥) ¥ in Millions				1 Months Ended		12 Months Ended
		Jul. 31, 2019	Mar. 31, 2019	Aug. 31, 2019	Apr. 30, 2019	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Expense by Nature [line items]
Current assets						¥ 295,641		¥ 325,514
Non-current assets						245,711		161,073
Current liabilities						161,659		123,226
Non-current liabilities						205,030		154,847
Equity						174,663		208,514		¥ 189,977		¥ 161,023
Revenue						227,485	[1]	207,182	[1]	167,147	[2]
Loss for the year from continuing operations						(52,000)		(6,168)		8,223
Other comprehensive loss for the year, net of tax						782		(6,137)		3,533
Total comprehensive income/(loss) for the year, net of tax						(50,634)		(11,929)		11,743
Snow Corporation [member]
Expense by Nature [line items]
Current assets						7,784		11,168
Non-current assets						14,055		15,119
Current liabilities						11,985		9,080
Non-current liabilities						3,974		2,482
Equity						¥ 5,880		¥ 14,725
Proportion of the Group's ownership		34.00%		29.20%		29.20%	[3]	34.00%	[3]
Group's share of equity						¥ 1,717		¥ 5,007
Goodwill and other adjustments						3,600		4,339
Carrying amount of the interests	[3]					5,317		9,346
Revenue						2,204		1,320		271
Loss for the year from continuing operations						(13,921)		(10,627)		(10,348)
Other comprehensive loss for the year, net of tax						(680)		(358)		131
Total comprehensive income/(loss) for the year, net of tax						(14,601)		(10,985)		(10,217)
Group's share of loss for the year						(4,443)		(4,971)		(4,531)
LINE Mobile Corporation [member]
Expense by Nature [line items]
Current assets						14,237		8,451
Non-current assets						2,373		818
Current liabilities						5,822		4,951
Non-current liabilities						1,624		232
Equity						¥ 9,164		¥ 4,086
Proportion of the Group's ownership			49.00%		40.00%	40.00%	[4]	49.00%	[4]
Group's share of equity						¥ 3,666		¥ 2,002
Goodwill and other adjustments						2,976		3,635
Carrying amount of the interests	[4]					6,642		5,637
Revenue						13,142		6,545
Loss for the year from continuing operations						(6,585)		(5,490)
Total comprehensive income/(loss) for the year, net of tax						(6,585)		(5,490)
Group's share of loss for the year						(2,924)		(2,690)
Aggregated individually immaterial associates [member]
Expense by Nature [line items]
Carrying amount of the interests						30,028		15,350
Loss for the year from continuing operations						(3,067)		(4,928)		(3,050)
Other comprehensive loss for the year, net of tax						527		211		84
Total comprehensive income/(loss) for the year, net of tax						(2,540)		(4,717)		¥ (2,966)
LINE Games Corporation [member]
Expense by Nature [line items]
Current assets						6,122		14,345
Non-current assets						8,709		6,172
Current liabilities						1,009		1,185
Non-current liabilities						2,213		1,419
Equity						¥ 11,609		¥ 17,913
Proportion of the Group's ownership						49.50%		49.50%
Group's share of equity						¥ 5,746		¥ 8,867
Goodwill and other adjustments						8,777		9,571
Carrying amount of the interests						14,523		18,438
Revenue						2,431		251
Loss for the year from continuing operations						(6,185)		(488)
Other comprehensive loss for the year, net of tax						78		(20)
Total comprehensive income/(loss) for the year, net of tax						(6,107)		(508)
Group's share of loss for the year						¥ (3,068)		¥ (242)

[1]	Refer to Note 5 Segment Information for further details of revenue by segment.
[2]	The segment information for the year ended December 31, 2017 is presented based on IAS 18, while it is presented under IFRS 15 for the years ended December 31, 2018 and 2019.
[3]	In August 2019, Snow Corporation, an associate of the Group, issued new shares through a third-party allotment. As a result, the Group’s ownership interest in Snow Corporation decreased from 34.0% to 29.2%. As the Group still has significant influence on Snow Corporation, the investment is accounted for under the equity method.
[4]	In April 2019, LINE Mobile Corporation, a subsidiary of the Group, issued its new shares through a third-party allotment. As a result, the Group’s ownership interest in LINE Mobile Corporation decreased from 49.0% to 40.0%. As the Group still has significant influence on LINE Mobile Corporation, the investment is accounted for under the equity method.